Note 10 - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
VALUATION AND QUALIFYING ACCOUNTS
Description	Balance at beginning of year	Net charge (credit) to income	Deduction	Currency translation adjustment	Balance at end of year
Year ended December 31, 2010:
Allowance for doubtful accounts	$ 8,694	$ (1,317)	$ (1,063)	$ 572	$ 6,886
Inventory impairment
- Lower of cost or market	3,214	(2,219)	–	201	1,196
- Obsolescence	781	245	–	93	1,119
Allowance for deferred tax assets	2,489	2,460	–	(132)	4,817
	$ 15,178	$ (831)	$ (1,063)	$ 734	$ 14,018
Year ended December 31, 2011:
Allowance for doubtful accounts	$ 6,886	$ (1,555)	$ (664)	$ (53)	$ 4,614
Inventory impairment
- Lower of cost or market	1,196	1,725	(888)	(14)	2,019
- Obsolescence	1,119	268	–	(81)	1,306
- Charges related to flooding in Thailand	–	3,572	–	(130)	3,442
Allowance for deferred tax assets	4,817	(3,942)	–	–	875
	$14,018	$ 68	$ (1,552)	$ (278)	$ 12,256
Year ended December 31, 2012:
Allowance for doubtful accounts	$ 4,614	$ (720)	$ (1,425)	$ 111	$ 2,580
Inventory impairment
- Lower of cost or market	2,019	(1,789)	–	34	264
- Obsolescence	1,306	(21)	–	53	1,338
- Charges related to flooding in Thailand	3,442	(2,994)	–	69	517
Allowance for deferred tax assets	875	466	–	–	1,341
	$ 12,256	$ (5,058)	$ (1,425)	$ 267	$ 6,040

During 2010, the Company exercised rigorous controls over raw-material inventory and through long-term copper future contacts reduced its exposure to the fluctuations in market prices for copper, which resulted in a significant reduction in the inventory impairment.

During 2011, the decrease in commodity prices, including that of copper, resulted in a write-down of the cost of inventories as of December 31, 2011. Copper prices on the London Metal Exchange (the “LME”) fell from an average monthly price high of $9,555 in January 2011 to $7,657 in December 2011. As a result, inventory write-down to market of $1,725 was charged to cost of sales for the year ended December 31, 2011.

During 2011, the Company recorded an impairment charge of $3,572 related to flooding in Thailand, and most of the damaged inventories were sold in 2012 (note 15).

During 2012, copper price on the LME gradually rose to an average yearly price of $7,950. Therefore, the Company was able to sell its finished goods above the new cost basis after taking into account the impairment in the prior years.